                                  United States
                       Securities and Exchange Commission
                              Washington, DC 20549


FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2002

Check here if amendment [ x ]; Amendment Number: 2
This Amendment (Check only one):
[ ] is a restatement
[x] adds new holdings entries

This Amendment includes securities holdings reported on the Form 13F filed pursuant to a request for confidential treatment and for which such request was withdrawn on February 10, 2004.

Institutional Investment Manager Filing this Report:

Name:                 UBS Securities LLC
Address:              677 Washington Boulevard
                      Stamford, CT 06901

13F File Number:  28-7346

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:       Jeffery H. Laska
Title:      Director
Phone:      (203) 719-6871

Signature, Place, and Date of Signing:

/s/ Jeffery H. Laska
Jeffery H. Laska
February 17, 2004
Stamford, Connecticut

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Report Type (Check only one):

[x] 13F Holdings Report
[ ] 13F Notice
[ ] 13F Combination Report

Report Summary

Number of Other Included Managers:   0

Form 13F Information Table Entry Total:   9

Form 13F Information Table Value Total:   $484,834.29    (thousands)

List of Other Included Managers:  NONE


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
                                                                           COLUMN
   COLUMN 1    COLUMN 2  COLUMN 3     COLUMN 4            COLUMN 5            6     COLUMN 7         COLUMN 8
-------------  --------  ---------  -----------  ------------------------  -------  --------  -----------------------
                                                                           INVEST-
                                                 SHRS OR                     MENT                VOTING AUTHORITY
   NAME OF     TITLE OF               VALUE        PRN               PUT/  DISCRE-    OTHER   -----------------------
   ISSUER       CLASS      CUSIP       X$1000      AMT      SH/PRN   CALL   TION    MANAGERS     SOLE    SHARED  NONE
-------------  --------  ---------  -----------  -------  ---------  ----  -------  --------  ---------  ------  ----
AMERIPATH INC  COM       03071D109  $  6,820.51    SH       317,233         SOLE                317,233

DOLE FOOD INC  COM       256605106  $ 15,990.88    SH       490,819         SOLE                490,819

DREYERS GRAND  COM       261878102  $ 45,140.92    SH       636,146         SOLE                636,146
ICE CREAM INC

HOUSEHOLD      COM       441815107  $110,169.62    SH     3,961,511         SOLE              3,961,511
INTL
INC

INKTOMI CORP   COM       457277101  $  2,015.62    SH     1,259,760         SOLE              1,259,760

PENN VA CORP   COM       707882106  $  3,385.86    SH        93,146         SOLE                 93,146

PHARMACIA      COM       71713U102  $260,365.72    SH     6,228,845         SOLE              6,228,845
CORP

QUINTILES      COM       748767100  $ 21,749.16    SH     1,797,451         SOLE              1,797,451
TRANSNATIONAL
CORP

UNILAB CORP    COMNEW    904763208  $    19,196    SH     1,048,974         SOLE              1,048,974
NEW